Intangible Assets	12 Months Ended
Jul. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 9 – INTANGIBLE ASSETS

Net intangible assets from the Company’s continuing operations consisted of the following:

	As of July 31,
	2021	2020
Financial and news platform	$56,250	$56,611
Software	320,000	339,569
Total	376,250	396,180
Less: accumulated amortization	(142,919)	(65,742)
Intangible assets	$233,331	$330,456

Amortization expense was $80,000, $35,545 and $29,707 for the years ended July 31, 2021, 2020, and 2019, respectively.